As filed with the Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 94.7%
Beverages - 2.1%
33,586	The Coca Cola Co.	$1,273,917

Biotechnology - 1.1%
8,950	Celgene Corp. (a)	683,780

Chemicals - 3.1%
18,643	LyondellBasell Industries NV	963,097
12,853	Westlake Chemical Corp.	939,040
		1,902,137
Commercial Banks - 8.9%
43,371	BB&T Corp.	1,438,182
97,217	Fifth Third Bancorp	1,507,837
166,427	KeyCorp	1,454,572
17,323	PNC Financial Services Group, Inc.	1,093,081
		5,493,672
Communications Equipment - 3.1%
30,332	QUALCOMM, Inc.	1,895,447

Computers & Peripherals - 8.2%
4,937	Apple, Inc.	3,294,263
20,753	Fusion-io, Inc. (a)	628,193
9,182	Palo Alto Networks, Inc. (a)	565,336
16,426	Splunk, Inc. (a)	603,162
		5,090,954
Construction & Engineering - 2.1%
33,744	Chicago Bridge & Iron Co. NV	1,285,309

Consumer Finance - 2.2%
24,229	Capital One Financial Corp.	1,381,295

Energy Equipment & Services - 2.0%
22,709	Ensco PLC - ADR	1,239,003

Food Products - 1.5%
23,563	General Mills, Inc.	938,986

Health Care Equipment & Supplies - 7.9%
28,574	Baxter International, Inc.	1,721,869
7,924	Becton, Dickinson & Co.	622,509
17,005	Covidien PLC	1,010,437
36,845	St. Jude Medical, Inc.	1,552,280
		4,907,095
Health Care Providers & Services - 2.0%
14,228	McKesson Corp.	1,224,035

Hotels, Restaurants & Leisure - 5.9%
31,436	Marriott International, Inc.	1,229,148
21,331	Starwood Hotels & Resorts Worldwide, Inc.	1,236,344
22,691	Wyndham Worldwide Corp.	1,190,824
		3,656,316
Insurance - 1.7%
14,325	ACE Ltd.	1,082,970

Internet Software & Services - 11.7%
34,052	eBay, Inc. (a)	1,648,457
2,836	Google, Inc. (a)	2,139,762
22,152	NetEase, Inc. - ADR (a)	1,243,614
6,180	salesforce.com, Inc. (a)	943,624
8,520	ServiceNow, Inc. (a)	329,554
9,790	VMware, Inc. (a)	947,084
		7,252,095
Machinery - 1.1%
9,359	Chart Industries, Inc. (a)	691,162

Media - 13.4%
35,662	CBS Corp.	1,295,600
22,406	Discovery Communications, Inc. (a)	1,336,070
70,508	News Corp.	1,729,561
31,364	Time Warner, Inc.	1,421,730
23,864	Viacom, Inc.	1,278,872
23,721	Walt Disney Co.	1,240,134
		8,301,967
Multiline Retail - 1.7%
16,187	Target Corp.	1,027,389

Oil, Gas & Consumable Fuels - 9.9%
13,506	Chevron Corp.	1,574,259
40,407	Clean Energy Fuels Corp. (a)	532,160
21,406	ConocoPhillips	1,223,995
17,117	Exxon Mobil Corp.	1,565,350
42,868	Marathon Oil Corp.	1,267,607
		6,163,371
Pharmaceuticals - 5.1%
39,416	Bristol-Myers Squibb Co.	1,330,290
26,341	GlaxoSmithKline PLC - ADR	1,218,008
17,971	Omnicare, Inc.	610,475
		3,158,773
TOTAL COMMON STOCKS
(Cost $48,743,991)		58,649,673

SHORT-TERM INVESTMENT - 0.3%
Money Market Fund - 0.3%
168,766	Invesco Short-Term Treasury Portfolio - Institutional Class 0.02% (b)	168,766

TOTAL SHORT-TERM INVESTMENT
(Cost $168,766)		168,766

TOTAL INVESTMENTS IN SECURITIES - 95.0%
(Cost $48,912,757)		58,818,439
Other Assets in Excess of Liabilities - 5.0%		3,107,788
TOTAL NET ASSETS - 100.0%		$61,926,227

(a)	Non-income producing security.
ADR	American Depositary Receipt
(b)	7-Day Yield as of September 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$49,319,495

Gross unrealized appreciation	10,325,546
Gross unrealized depreciation	(826,602)
Net unrealized appreciation	$9,498,944

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Jordan Opportunity Fund’s (the “Fund”) previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or Semi-Annual report.

Summary of Fair Value Exposure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$58,649,673	$-	$-	$58,649,673
Short-Term Investment	168,766	-	-	168,766
Total Investments in Securities	$58,818,439	$-	$-	$58,818,439

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Professionally Managed Portfolios

By (Signature and Title)              /s/ Eric W. Falkeis
    Eric W. Falkeis, President

Date              11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
        Eric W. Falkeis, President

Date              11/27/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
    Patrick J. Rudnick, Treasurer

Date              11/26/12

* Print the name and title of each signing officer under his or her signature.